Summary of Significant Accounting Policies - Employee Future Benefits and Stock-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Defined benefit plan, market-related value of plan assets recognition period	3 years
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Volume weighted average share price (period)	5 days
DSUs | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average share price (period)	5 days
Volume weighted average price, share price (in dollars per share)	$ 61.08	$ 52.36
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Volume weighted average share price (period)	5 days
Volume weighted average price, share price (in dollars per share)	$ 61.08	52.36
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Volume weighted average share price (period)	5 days
Volume weighted average price, share price (in dollars per share)	$ 61.08	$ 52.36